Angel Oak Mortgage Trust 2023-6 ABS-15G

Exhibit 99.29

Rating Agency Grading
Run Date - 8/15/2023
LOAN INFORMATION				INITIAL CREDIT LOAN GRADES					INITIAL PROPERTY LOAN GRADES					INITIAL COMPLIANCE LOAN GRADES					INITIAL OVERALL LOAN GRADES					FINAL CREDIT LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL OVERALL LOAN GRADES
Recovco Loan ID	Loan #1	Loan #2	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
xxx	2023060082	xxx	xxx	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A